Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Composition and Movement of Property, Plant and Equipment	Composition and changes:
2025
	Land and Buildings(1), (2)	Machinery and Equipment(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements(2)	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2025	$37,324	$41,457	$31	$13,253	$9,044	$101,109
Additions	3,970	5,059	-	812	1,377	11,218
Sale and write-off	-	(38)	-	-	-	(38)
Balance as of December 31, 2025	41,294	46,478	31	14,065	10,421	112,289

Accumulated Depreciation

Balance as of January 1, 2025	24,421	29,159	31	10,170	1,083	64,864
Depreciation	1,231	2,438	-	1,452	975	6,096
Sale and write-off	-	(38)	-	-	-	(38)
Balance as of December 31, 2025	25,652	31,559	31	11,622	2,058	70,922

Depreciated cost as of December 31, 2025	$15,643	$14,920	$-	$2,443	$8,363	$41,367

(1)	Including labor costs charged in 2025 to the cost of facilities, machinery, and equipment in the amount of $2,550 thousand.

(2)	Kamada Assets Ltd. (“Kamada Assets”), a subsidiary of the Company, capitalized leasing rights from the Israel Lands Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. As part of a new outline which were approved during 2021, the plant area was adjusted to 14,880 m². The amount attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the lease extension option period. During 2010, Kamada Assets signed an agreement with the Israel Lands Administration to consolidate its leasing rights and extend the lease period to 2058; the lease also includes an extension option allowing the parties to extend the lease for an additional 49 years following the conclusion of the initial term.
2024
	Land and Buildings(1)	Machinery and Equipment(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements(2)	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2024	$36,041	$37,997	$31	$11,472	$3,093	$88,634
Additions	1,306	3,546	-	1,891	5,951	12,694
Sale and write-off	(23)	(86)	-	(110)	-	(219)
Balance as of December 31, 2024	37,324	41,457	31	13,253	9,044	101,109

Accumulated Depreciation

Balance as of January 1, 2024	23,294	27,259	29	9,050	778	60,410
Depreciation	1,149	1,975	2	1,230	305	4,661
Sale and write-off	(22)	(75)	-	(110)	-	(207)
Balance as of December 31, 2024	24,421	29,159	31	10,170	1,083	64,864

Depreciated cost as of December 31, 2024	$12,903	$12,298	$-	$3,083	$7,961	$36,245

(1)	Including labor costs charged in 2024 to the cost of facilities, machinery, and equipment in the amount of $1,853 thousand.

(2)	Including Right – of use assets depreciation expense in the amount of $128 thousand that was capitalized to the Leasehold Improvements during 2024. Also refer to Note 14.

(3)	Kamada Assets Ltd. (“Kamada Assets”), a subsidiary of the Company, capitalized leasing rights from the Israel Lands Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. As part of a new outline which were approved during 2021, the plant area was adjusted to 14,880 m². The amount attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the lease extension option period. During 2010, Kamada Assets signed an agreement with the Israel Lands Administration to consolidate its leasing rights and extend the lease period to 2058; the lease also includes an extension option allowing the parties to extend the lease for an additional 49 years following the conclusion of the initial term.